Investments in Associates - Summarized Financial Information of Significant Associates (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2021		Oct. 31, 2020		Oct. 31, 2019
Disclosure of associates [line items]
Revenue	$ 31,252		$ 31,336		$ 31,034
Net income	9,955	[1]	6,853	[1]	$ 8,798
Total assets	1,184,844		1,136,466
Total liabilities	1,111,952		1,065,963
Canadian tires financial services business [member]
Disclosure of associates [line items]
Revenue	1,098		1,183
Net income	437		301
Total assets	7,832		7,035
Total liabilities	6,722		6,017
Bank of Xian Co Ltd [member]
Disclosure of associates [line items]
Revenue	1,402		1,317
Net income	541		511
Total assets	65,006		60,392
Total liabilities	59,828		55,459
Maduro and curiels bank NV [member]
Disclosure of associates [line items]
Revenue	304		334
Net income	67		80
Total assets	6,183		6,117
Total liabilities	$ 5,438		$ 5,396

[1]	The amounts for the years ended October 31, 2021 and October 31, 2020 have been prepared in accordance with IFRS 16; prior year amounts have not been restated (refer to Notes 3 and 4).